Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 8 – Subsequent Events

Registration of Securities

On June 30, 2014, we began the process of registering approximately 37.2 million shares of our issued and outstanding shares that are currently restricted in accordance with Rule 144 under the Securities Act of 1933, as amended (the “Securities Act”).  We will not receive any proceeds from the registration process and we are unable to determine when the registration process will be completed.

Warrant Exercises

On July 1, 2014, the Company issued 6,268,628 shares of common stock, par value $0.0001 per share, upon the exercise of 6,268,628 warrants.

The Company temporarily reduced the exercise price of all of its non-compensatory outstanding warrants to $0.50 per share for a period beginning on June 4, 2014, and ending on July 1, 2014 (the “Temporary Exercise Period”). During the Temporary Exercise Period, forty-six warrant holders exercised a total of 6,268,628 warrants and therefore purchased 6,268,628 shares of common stock in exchange for an aggregate purchase price of $3,134,314.  We received exercise funds of $1,673,182 prior to the exercise date and this amount was credit to additional paid in capital in the accompanying condensed consolidated balance sheet as of June 30, 2014.

The Company utilized the services of two FINRA registered placement agents during the Temporary Exercise Period. In connection with the warrant exercises, the Company paid an aggregate cash fee of approximately $60,869 to such placement agents. The net proceeds to the Company from the warrant exercises, after deducting the foregoing cash fee, were approximately $3,073,445, of which $1,400,263 was received in July 2014.

The securities issued in connection with the warrant exercises have not been registered under the Securities Act, and were made pursuant to the exemptions from registration provided by Section 4(2) of the Securities Act or Rule 506 of Regulation D promulgated thereunder. The securities are therefore restricted in accordance with Rule 144 under the Securities Act.

Consulting Agreement with Richard Geib

On August 4, 2014, the Company entered into a Consulting Agreement (the “Consulting Agreement”) with the Company’s Chief Technical Officer, Richard Geib.

The Consulting Agreement supersedes the terms of the Consulting Agreement previously entered into between Global Recycling Technologies, Ltd., a Delaware corporation (“Global Recycling”), and Mr. Geib on May 3, 2010, which the Company assumed upon the consummation of a reverse triangular merger with Global Recycling on November 28, 2011.

The Consulting Agreement is for a term of two years and may be extended for additional one-year terms by written agreement. Pursuant to the Consulting Agreement, Mr. Geib will assist in the further development and implementation of the Company’s proprietary technology for recycling glycol, the GlyEco TechnologyTM, and perform such other duties as requested by the Company’s Chief Executive Officer.

In consideration for his services during the term, the Company will compensate Mr. Geib with an initial engagement fee of $50,000, a monthly consulting fee of $12,500 per month for the first year of the term, a to be determined monthly consulting fee for the second year of the term, and a total of 2,700,000 warrants to purchase shares of GlyEco common stock, par value $0.0001 per share, at an exercise price of $0.73 per share, of which half shall vest immediately and the remaining amount shall vest on August 4, 2015, for which we expect to record non-cash stock compensation expense during the remainder of 2014 of an estimated $500,000.

NOTE 16 – Subsequent Events

Common Stock

On January 24, 2014, the Company issued an aggregate of 24,167 shares of Common Stock for the cashless exercise of 45,000 options at an exercise price of $0.50 per share. The closing price on the OTCQB Market on the day of exercise was $1.08 per share of Common Stock.

On February 10, 2014, the Company issued an aggregate of 204,689 shares of Common Stock to four employees, pursuant to a performance incentive plan at a price of $1.04 per share.

On March 14, 2014, the Company issued an aggregate of 2,605,513 shares to two investors in consideration for the conversion of Series AA preferred stock into common stock, per the terms of the Note Conversion Agreement, at a price of $0.50 per share.

On March 21, 2014, the Company issued an aggregate of 204,750 shares of common stock to MMT Technologies, Inc., in consideration for the business and assets of MMT Technologies, as discussed further below.

Summary of subsequent stock issuances as of March 21, 2014:

	Number of Common Shares Issued	Value of Common Shares
Common Shares for Acquisition	204,750	$210,893
Common Shares for Performance Plan	204,689	$212,877
Common Shares for Conversion of Series AA Preferred Shares	2,605,513	$1,302,757
Warrants and Options Exercised	24,167	$26,100

Acquisition of MMT Technologies, Inc..

As previously reported by the Company on a Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission (the “Commission”) on May 30, 2012, GlyEco Acquisition Corp. #3, an Arizona corporation and wholly-owned subsidiary (“Acquisition Sub #3”) of the Company, entered into an Asset Purchase Agreement (the “Agreement”) on May 24, 2012, with MMT Technologies, Inc., a Florida corporation (“MMT Technologies”), pursuant to which Acquisition Sub #3 agreed to purchase MMT Technologies’ business and all of its assets (the “MMT Acquisition”).

On March 21, 2014, Acquisition Sub #3 and MMT Technologies entered into an Amendment No. 1 to Asset Purchase Agreement (the “Amendment No. 1”) and correspondingly consummated the MMT Acquisition, pursuant to which Acquisition Sub #3 acquired MMT Technologies’ business and all of its assets, free and clear of any liabilities or encumbrances, consisting of equipment, tools, machinery, supplies, materials, materials, other tangible property, inventory, intangible property, contractual rights, books and records, intellectual property, accounts receivable, goodwill, and miscellaneous assets in exchange for 204,750 shares of restricted common stock, par value $0.0001, of the Company valued at a current fair market value of $1.03 per share.